Wells, Pipelines, Properties, Plant and Equipment, Net	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Wells, Pipelines, Properties, Plant and Equipment, Net	WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET
As of March 31, 2025, 2024 and December 31, 2024, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	2,634,900		1,063,180	623,500	7,682,250	20	371,090	541,520	214,780	28,658,120	—	41,789,360
Reclassifications	511,550		—	—	—	38,830	(550,380)	—	—	—	—	—
Capitalization	6,068,680		—	5,910	13,749,990	817,350	—	172,560	23,390	(20,865,300)	27,420	—
Disposals	(489,040)		—	(802,610)	—	(10,370)	—	(192,280)	(169,090)	(2,567,600)	(5,090)	(4,236,080)
Translation effect	(1,870,320)		—	(5,220)	—	(144,830)	—	(11,820)	(54,190)	(4,039,740)	(32,940)	(6,159,060)
Balances as of March 31, 2024	Ps.	1,077,843,219	19,976,975	491,266,142	1,716,644,834	74,657,002	425,079,730	54,055,117	33,003,327	481,690,246	52,877,685	Ps.	4,427,094,277
Balances as of January 1, 2024	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	11,194,280		5,432,300	7,180,410	94,119,630	57,660	2,573,440	2,922,890	817,850	189,951,070	—	314,249,530
Reclassifications	1,357,250		—	397,460	—	252,930	(1,280,890)	309,960	130,500	(6,260)	27,740	1,188,690
Capitalization	44,796,840		—	9,245,250	60,274,710	1,864,030	2,135,690	565,340	55,790	(118,965,090)	27,440	—
Disposals	(5,171,200)		(38,620)	(994,620)	—	(242,880)	(7,940)	(2,036,150)	(545,530)	(5,117,236)	(62,990)	(14,217,166)
Translation effect	23,924,080		—	(22,690)	—	1,962,770	—	151,040	746,120	49,166,860	451,890	76,380,070
Balances as of December 31, 2024	Ps.	1,147,088,699	24,307,475	507,250,372	1,849,606,934	77,850,512	428,679,320	55,458,217	34,193,167	595,534,110	53,332,375	Ps.	4,773,301,181
Acquisitions	1,665,780		226,380	2,977,500	12,759,400	90	131,250	46,380	81,200	(981,340)	—	16,906,640
Reclassifications	—		—	522,330	—	—	—	—	30,230	—	—	552,560
Capitalization	24,437,010		—	28,990	1,116,280	145,010	—	223,000	33,510	(25,983,800)	—	—
Disposals	(578,610)		(157,820)	(596,580)	—	—	(14,800)	(280,590)	(56,970)	(534,810)	—	(2,220,180)
Translation effect	1,453,610		—	(243,390)	—	30,970	—	8,030	11,800	(26,720)	7,070	1,241,370
Balances as of March 31, 2025	Ps.	1,174,066,489	24,376,035	509,939,222	1,863,482,614	78,026,582	428,795,770	55,455,037	34,292,937	568,007,440	53,339,445	Ps.	4,789,781,571

Accumulated depreciation and amortization	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(8,029,830)		(171,490)	(3,399,630)	(17,070,010)	(421,830)	(2,937,820)	(408,030)	(442,057)	—	—	(32,880,697)
Reclassifications	(27,520)		—	—	—	(18,750)	46,270	—	—	—	—	—
(Impairment)	(196,860)		—	(4,202,050)	(6,862,990)	—	(2,393,760)	—	—	(1,277,980)	—	(14,933,640)
Reversal of impairment	—		—	1,676,727	5,472,320	—	83,120	—	—	55,630	—	7,287,797
Disposals	188,920		—	802,597	—	4,050	—	190,920	99,540	—	—	1,286,027
Translation effect	1,069,040		—	5,790	—	67,760	—	5,430	12,920	—	—	1,160,940
Balances as of March 31, 2024	Ps.	(792,548,879)	(7,068,074)	(313,979,341)	(1,360,349,643)	(48,936,976)	(306,034,300)	(47,146,593)	(17,237,889)	(58,155,769)	—	Ps.	(2,951,457,464)
Balances as of January 1, 2024	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(32,590,580)		(765,490)	(12,534,800)	(82,997,750)	(1,786,750)	(12,839,730)	(1,628,720)	(1,706,388)	—	—	(146,850,208)
Reclassifications	(330,550)		53,880	(410,050)	(53,980)	(34,000)	53,950	(309,710)	(158,330)	100	—	(1,188,690)
(Impairment)	(119,691,380)		—	(16,588,490)	(27,386,630)	(218,120)	(9,356,010)	—	—	(5,027,050)	—	(178,267,680)
Reversal of impairment	46,899,260		—	10,442,300	39,134,890	—	19,784,040	62,440	—	8,467,170	—	124,790,100
Disposals	4,712,390		33,950	994,600	—	59,210	5,070	2,030,670	487,820	—	—	8,323,710
Translation effect	(15,029,580)		—	23,010	—	(939,730)	—	(65,130)	(186,380)	—	—	(16,197,810)
Balances as of December 31, 2024	Ps.	(901,583,069)	(7,574,244)	(326,936,205)	(1,413,192,433)	(51,487,596)	(303,184,790)	(46,845,363)	(18,471,570)	(53,493,199)	—	Ps.	(3,122,768,469)
Depreciation and amortization	(7,449,280)		(106,130)	(2,973,390)	(21,230,510)	(412,090)	(2,903,810)	(397,860)	(430,950)	—	—	(35,904,020)
Reclassifications	—		370	(522,330)	—	—	—	(370)	(30,230)	—	—	(552,560)
(Impairment)	(622,910)		—	(1,390,680)	(9,390,840)	(36,200)	—	—	—	(28)	—	(11,440,658)
Reversal of impairment	3,926,030		—	—	1,894,170	—	—	—	—	130	—	5,820,330
Disposals	283,140		68,220	584,600	—	—	12,000	280,490	57,002	—	—	1,285,452
Translation effect	(216,820)		—	172,420	—	(15,040)	—	(7,940)	(10,130)	—	—	(77,510)
Balances as of March 31, 2025	Ps.	(905,662,909)	(7,611,784)	(331,065,585)	(1,441,919,613)	(51,950,926)	(306,076,600)	(46,971,043)	(18,885,878)	(53,493,097)	—	Ps.	(3,163,637,435)
Wells, pipelines, properties, plant and equipment—net as of March 31, 2024	Ps.	285,294,340	12,908,901	177,286,801	356,295,191	25,720,026	119,045,430	6,908,524	15,765,438	423,534,477	52,877,685	Ps.	1,475,636,813
Wells, pipelines, properties, plant and equipment—net as of December 31, 2024	Ps.	245,505,630	16,733,231	180,314,167	436,414,501	26,362,916	125,494,530	8,612,854	15,721,597	542,040,911	53,332,375	Ps.	1,650,532,712
Wells, pipelines, properties, plant and equipment—net as of March 31, 2025	Ps.	268,403,580	16,764,251	178,873,637	421,563,001	26,075,656	122,719,170	8,483,994	15,407,059	514,514,343	53,339,445	Ps.	1,626,144,136
Depreciation rates	3 to 5%		5%	2 to7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
A.For the three-month periods ended March 31, 2025 and 2024, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.1,749,532 and Ps. 2,531,378 respectively. Financing cost rates during the three-month periods ended March 31, 2025 and 2024 were 8.35% to 14.11% and 7.82% to 18.68%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the three-month periods ended March 31, 2025 and 2024, recognized in operating costs and expenses, was Ps. 35,904,020 and Ps. 32,880,697, respectively. These figures include Ps. 1,851,961 and Ps. 36,420 for oil and gas production assets and costs related to plugging and abandonment of wells for the three-month periods ended March 31, 2025 and 2024, respectively.
C.As of March 31, 2025 and December 31, 2024, provisions relating to future plugging of wells costs amounted to Ps. 118,264,318 and Ps. 115,514,750, respectively, and are presented in the “Provisions for plugging of wells” (see Note 16).
D.For the three-month periods ended March 31, 2025 and 2024, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps. 1,163,860 and Ps. (4,998,120), respectively, which was mainly plant.
E.During the three-month periods ended March 31, 2025 and 2024, PEMEX recognized a net impairment of Ps. (5,620,328) and Ps. (7,645,843), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the three-month periods ended March 31,
	2025		2024
	(Impairment) / Reversal of impairment, net
Exploration and Extraction	Ps.	(9,028,380)	Ps.	(7,529,638)
Industrial Transformation	3,408,052		55,625
Logistics	—		(171,830)
(Impairment), net	Ps.	(5,620,328)	Ps.	(7,645,843)
Cash-Generating Unit of Exploration and Extraction
For the three-month periods ended March 31, 2025 and 2024, the Exploration and Extraction segment recognized a net impairments of Ps.(9,028,380) and Ps.(7,529,638), respectively, shown by CGU as follows:

	2025		2024
Tsimin Xux	Ps.	(2,519,098)	Ps.	(7,494,656)
Ogarrio Magallanes	(886,647)		(3,802,863)
Antonio J. Bermúdez	1,517,184		(1,881,362)
Lakach	(947,562)		(1,240,831)
Burgos	(1,243,738)		(291,449)
Misión (CEE)	19,276		(35,310)
Cuenca de Macuspana	—		(15,342)
Arenque	—		242,554
Poza Rica	—		385,159
Tamaulipas Constituciones	—		684,341
Aceite Terciario del Golfo	—		1,699,194
Cantarell	(5,344,778)		1,704,579
Ayin-Alux	376,983		2,516,348
Total	Ps.	(9,028,380)	Ps.	(7,529,638)

As of March 31, 2025 the Exploration and Extraction segment recognized a net impairment of Ps.(9,028,380) mainly due to: (i) a negative effect in gas prices of Ps.37,489,937, mainly in the Cantarell, Lakach, Burgos and Tsimin Xux CGUs; and (ii) a decrease in production profiles volume in the barrel of crude oil equivalent generating a negative effect of Ps.5,322,907, mainly in the Cantarell, Tsimin Xux and Ogarrio Sanchez Magallanes CGUs. These effects were partially offset by (i) a decrease in the discount rate of Ps.25,812,652, from 10.86% in December 31, 2024 to 9.99% in March 31, 2025; (ii) an increase in cost and expenses mainly in the Antonio J. Bermúdez and Ayin Alux CGUs, generating a negative effect of Ps.6,047,318; (iii) a positive tax effect of Ps.1,573,687, due to a lower tax base due to the decrease in prices and volumes and (iv) a positive effect of Ps.350,807, due to the fluctuations of the exchange rate from Ps.20.2683 = U.S.$1.00 as of December 31, 2024, to Ps.20.3182 = U.S.$1.00 as of March 31, 2025.

As of March 31, 2024 Exploration and Production recognized a net impairment of Ps.(7,529,638) mainly due to: (i) an increase in cost and expenses mainly in the Tsimin Xux, Ogarrio Sánchez, Antonio J. Bermudez and Lakach CGUs, generating a negative effect of Ps.21,434,654; (ii) an increase in the discount rate of Ps. 19,629,380, from 9.93% in December 31, 2023 to 10.43% in March 31, 2024; (iii) a negative effect of Ps.2,839,959, due to the fluctuations of the exchange rate from Ps.16.9220 = U.S.$1.00 as of December 31, 2023, to Ps.16.6780 = U.S.$1.00 as of March 31, 2024; (iv) a negative tax effect of Ps.1,742,111, due to a lower tax base, resulting from higher costs and expenses at the Aceite Terciario del Golfo, Cantarell and Tamaulipas Constituciones CGUs. These effects were partially offset by an increase in production pr ofiles volume in the barrel of crude oil equivalent generating a positive effect of Ps.38,116,466, mainly in the Cantarell, Tamaulipas Constituciones and Crudo Ligero Marino CGUs.
The CGUs of the Exploration and Extraction segment are investment projects in productive fields with hydrocarbon reserves associated with proved reserves. These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.
Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
The Exploration and Extraction segment determines the recoverable amount of fixed assets based on the long-term estimated prices for Exploration and Extraction’s proved reserves. The recoverable amount on each asset is the value in use.
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

	2025	2024
Average crude oil price	64.36 U.S.$/bl	65.73 U.S.$/bl
Average gas price	4.07 U.S.$/mpc	4.85 U.S.$/mpc
Average condensates price	71.65 U.S.$/bl	74.91 U.S.$/bl
After-tax discount rate	9.99% annual	10.43% annual
For the three-month periods ended March 31, 2025 and 2024 the total forecast production, calculated with a horizon of 25 years, was 6,764 Billion barrels per day (Bbd) and 6,863 Bbd per day of crude oil equivalent, respectively.
The Exploration and Extraction segment, in compliance with practices observed in the industry, estimates the recovery value of an asset by determining its value in use, based on cash flows associated with proved reserves after taxes and using a discount rate, also after taxes. Cash flows related to plugging wells provision costs are excluded in this computation of discounted cash flows.
As of March 31, 2025 and 2024, values in use for each CGU are:

	2025		2024
Aceite Terciario del Golfo	Ps.	70,237,018	Ps.	29,111,363
Tsimin Xux	37,745,764		24,306,763
Ogarrio Magallanes	33,187,237		26,386,676
Antonio J. Bermúdez	31,736,320		22,206,705
Tamaulipas Constituciones	16,056,491		5,042,725
Cantarell	12,866,303		21,757,912
Poza Rica	10,796,596		6,038,332
Arenque	8,114,141		2,742,274
Lakach	2,598,813		—
Cuenca de Macuspana	1,800,121		574,732
Ayín - Alux	1,046,358		4,342,218
Chuc	—		55,399,694
Crudo Ligero Marino	—		32,228,351
Ixtal - Manik	—		13,059,588
Burgos	—		2,640,180
Santuario El Golpe	—		3,451,197
Cárdenas-Mora	—		3,127,784
Total	Ps.	226,185,162	Ps.	252,416,494
Cash-Generating Units of Industrial Transformation
For the three-month period ended March 31, 2025 and 2024, the Industrial Transformation segment recognized a net reversal of impairment of Ps.3,408,052 and Ps.55,625, respectively, shown by CGUs as follows:

	2025		2024
Salina Cruz Refinery	Ps.	1,919,341	Ps.	—
Cosoleacaque Petrochemical Complex	1,436,266		—
Morelos Petrochemical Complex	131,101		—
Nuevo Pemex Gas Processor Complex	125,831		—
Madero Refinery	102,464		—
Minatitlán Refinery	67,838		—
Cactus Gas Processor Complex	60,247		—
Ciudad Pemex Gas Processor Complex	59,662		—
Pajaritos Petrochemical Complex	13,339		—
Poza Rica Gas Processor Complex	7,147		55,625
Matapionche Gas Processor Complex	2,898		—
Arenque Gas Processor Complex	(533)		—
Cangrejera Ethylene Complex	(69,993)		—
Coatzacoalcos Gas Processor Complex	(83,852)		—
La Venta Gas Processor Complex	(114,194)		—
Tula Refinery	(249,510)		—
Total	Ps.	3,408,052	Ps.	55,625

As of March 31, 2025, the Industrial Transformation segment recognized the net reversal of impairment of Ps.3,408,052 due to an increase in the estimated gross result as a consequence of the stabilization in production levels due to the implementation of the refinery rehabilitation program, to maintain and ensure a stable and optimal level of processing in process plants, auxiliary services and tanks, and a decrease in the discount rate of CGUs of refined products from 14.75% as of December 31, 2024 to 13.79% as of March 31, 2025.

As of March 31, 2024, the Industrial Transformation segment recognized a net reversal of impairment of Ps.55,625 due to a (i) marginal increase in cash flows; (ii) an increase in the discount rate of CGUs of refined products from 13.68% as of December 31, 2023 to 14.46% as of March 31, 2024, and (iii) variations in the exchange rate used in the projected cash flows from Ps.16.9220 = U.S.$1.00 as of December 31, 2023 to Ps.16.6780 = U.S. $1.00 as of March 31, 2024.
To determine the value in use of long-lived assets associated with the CGUs of the Industrial Transformation segment, the net present value of cash flows was determined based on the following assumptions:

	As of March 31,
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	101.67	105.5	N.A.		N.A.		N.A.		N.A
Processed volume (1)	866 mbd	993 mbd	2,487 mmpcd of humid gas	3,201 mmpcd of humid gas	Variable because the load inputs are diverse
Rate of U.S.$	20.3182	$16.6780	$20.3182	$16.6780	$20.3182	$16.6780	$20.3182	$16.6780	$20.3182	$16.6780
Useful lives of the cash-generating units (year average)	12	11	7	6	8	5	7	5	13	5
Pre-tax discount rate	13.79%	14.46%	14.56%	13.91%	10.68%	10.51%	10.68%	10.51%	11.86%	11.77%
Period (2)	2025-2036	2024-2034	2025-2031	2024-2029	2025-2032	2024-2028	2025-2031	2024-2028	2025-2037	2024-2028

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
CGUs in the Industrial Transformation segment are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in other CGUs or by a third party. Each processing center of the Industrial Transformation segment represents the smallest unit that has distinguishable revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.
Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the CGUs, budget programs and various statistical models that consider historical information of processes and the capacity of various processing centers.
The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on discounted cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of March 31, 2025 and March 31, 2024, the value in use for the impairment of fixed assets was as follows:

	2025		2024
Salamanca Refinery	Ps.	34,445,344	Ps.	47,317,308
Cadereyta Refinery	34,542,856		—
Salina Cruz Refinery	21,499,189		—
Tula Refinery	18,031,185		—
Cangrejera Petrochemical Complex	11,478,401		—
Nuevo Pemex Gas Processor Complex	8,103,196		—
Ciudad Pemex Gas Processor Complex	6,467,546		—
Cactus Gas Processor Complex	5,279,754		—
Burgos Gas Processor Complex	1,671,119		1,121,968
Independencia Petrochemical Complex	5,555,473		—
La Venta Gas Processor Complex	983,445		—
Coatzacoalcos Gas Processor Complex	905,971		1,635,554
Morelos Ethylene Processor Complex	578,097		—
Pajaritos Ethylene Processor Complex	184,970		—
Madero Refinery	—		3,336,427
Minatitlán Refinery	—		12,874,545
Cosoleacaque Petrochemical Complex	—		809,000
Poza Rica Gas Processor Complex	—		—
Total	Ps.	149,726,546	Ps.	67,094,802